Investment Objectives and Goals	Feb. 03, 2025
Macquarie Focused International Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Focused International Core ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Macquarie Focused International Core ETF seeks to provide capital growth and appreciation.
Macquarie Focused SMID Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Focused SMID Cap Core ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Macquarie Focused SMID Cap Core ETF seeks to provide capital appreciation.
Macquarie Tax-Free USA Intermediate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Tax-Free USA Intermediate ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]

Macquarie Tax-Free USA Intermediate ETF seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Macquarie Tax-Free USA ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Tax-Free USA ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]

Macquarie Tax-Free USA ETF seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Macquarie National High-Yield Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie National High-Yield Municipal Bond ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]

Macquarie National High-Yield Municipal Bond ETF seeks to provide a high a level of current interest income, exempt from federal income tax, primarily through investment in medium- and lower-grade municipal obligations.